CONSOLIDATED BALANCE SHEETS (Successor, USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Series B Preferred Stock
Current assets:
Cash	$ 3,587,695	$ 347,284	$ 36,991
Restricted cash	40,000	40,000	40,000
Accounts receivable	72,655	84,922	307,461
Prepaid expenses	111,834	254,826
Total current assets	3,812,184	727,032	384,452
Property and equipment, net	32,958	35,170	44,882
Other assets:
Security deposits	3,701	3,701	3,701
Intangibles, net	4,902,660	5,110,993	5,944,326
Total other assets	4,906,361	5,114,694	5,948,027
Total assets	8,751,503	5,876,896	6,377,361
Current liabilities:
Accounts payable	573,685	596,584	626,833
Accrued expenses	199,009	185,191	101,664
Accrued management fees		512,500
Notes payable, current maturities	253,150	900,882
Warrant derivative liability		211,645
Cumulative preferred return		120,488	26,080
Total current liabilities	1,025,844	2,527,290	754,577
Notes payable, net of current maturities	1,078,500	300,000
Total long-term liabilities	1,078,500	300,000
Total liabilities	2,104,344	2,827,290	754,577
Commitments and Contingencies
Stockholders' equity:
Common Stock	168,961	167,961	164,058
Additional Paid in Capital	16,030,100	7,956,351	7,638,491
Accumulated Deficit	(9,581,902)	(5,074,706)	(2,179,765)
Total stockholders' equity		3,049,606	5,622,784
Convertible Preferred Stock				30,000
Total stockholders' equity (deficit)	6,647,159
Total liabilities and stockholders' equity	$ 8,751,503	$ 5,876,896	$ 6,377,361